Related Party Debt and Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Debt and Transactions

Note 6. Related Party Debt and Transactions

Note Payable Shareholder

In connection with the Merger, the Company assumed a promissory note (the “Note”) with the sole stockholder of Unite pursuant to which Unite agreed to repay the sum of any and all amounts advanced to Unite or amount of expenses incurred on behalf of Unite on or before the date that Unite consummates a business combination with a private company or reverse takeover transaction or other transaction after which Unite would cease to be a shell company. Pursuant to the Note agreement, the Note is non-interest bearing unless an event of default occurs, as defined in the Note. The balance as of September 30, 2025 was $43,750. The entire Note was repaid in October 2025.

Note Payable – Lucius Partners Opportunity Fund, LP

In connection with the Merger, the Company assumed an Unsecured Promissory Note Agreement (the “LPOF Note”) with Lucius Partners Opportunity Fund, LP, an affiliate of the Company, with a principal amount of $275,000 and accrued interest balance of $30,468 as of September 30, 2025. The LPOF Note accrues 12% interest annually. The Note matures on October 28, 2025 and can be prepaid at anytime without penalty. The balance of the LPOF Note and accrued interest as of September 30, 2025 was $275,000 and $30,468, respectively. The entire balance of LPOF Note and accrued interest was repaid in October 2025 amounting to $305,468.

Related party consulting arrangements

During the period ended September 30, 2025, the Company utilized consulting services provided by the son of Steven DenBaars (founding member and a director). The Company expensed $2,240 and $3,240 during the three and nine months ended September 30, 2025, for consulting services performed by the son of Steven DenBaars. No similar transaction occurred in the comparative prior period. There were $2,240 and $1,280 balances in accrued expenses and other liabilities as of September 30, 2025 and December 31, 2024, relating to unpaid amounts to the son of a Steven DenBaars.

On February 24, 2023, the Company entered into a consulting arrangement with Jeffrey Shealy (Chief Executive Officer and a director) to perform consulting services around the development of technology, financial planning, marketing strategies, intellectual property creation and operational management. To compensate Jeffrey for these services, the Company granted Jeffrey restricted stock (Note 8). In April 2025, Jeffrey and Private Palomino entered into a full-time employment agreement where Jeffrey will be the Chief Executive Officer (“CEO”). Jeffrey will earn an annual salary of $250,000 and typical employees benefits such as paid time off and insurance. The agreement has no term and either the the Company or Jeffrey can terminate this agreement at anytime.

During the quarter ended September 30, 2025, the Company entered into an RSA agreement with Erica Honick (Jeffrey Shealy’s wife) to assist the Company with various human resource services. In exchange for these services, the Company issued her 62,500 restricted stock awards (“RSAs”). As of September 30, 2025, Erica met certain performance criteria in order for all of her restricted stock awards to fully vest. See Note 8 for more information.

During the quarter ended September 30, 2025, the Company entered into an RSA agreement with James Shealy (Jeffrey Shealy’s brother) to assist the Company with being special advisor to the CEO, advise the Company on areas of semi-conductor services. Additionally, assisting in writing government grant proposals and other fund raising activities. In exchange for these services, the Company issued him 50,000 restricted stock awards. As of September 30, 2025, James met certain performance criteria in order for all of his restricted stock awards to fully vest. See Note 8 for more information on the consultant shares issued.

During the quarter ended September 30, 2025, the Company entered into an RSA agreement with Eric Cerini (Jeffrey’s father-in-law) to assist the Company with being a special advisor to the CEO and advise the Company on areas of management consulting for semi-conductors devices. In exchange for these services, the Company issued him 62,500 restricted stock awards. The awards vest over four years with a one-year cliff. See Note 8 for more information.

During the quarter ended September 30, 2025, the Company entered into an RSA agreement with Michael Shealy (Jeffrey Shealy’s brother) to assist the Company with being special advisor to the CEO and advise the company on areas of management consulting for semi-conductors devices. In exchange for these services, the Company issued him 50,000 restricted stock awards. The awards vest over four years with a one-year cliff. See Note 8 for more information.

During the quarter ended September 30, 2025, the Company entered into an RSA agreement with Catherine Sinclair (Jeffrey Shealy’s sister) to assist the Company with being a special advisor to the CEO and advise the Company on areas of lighting services applications. In exchange for these services, the Company issued her 41,667 restricted stock awards. The awards vest over four years with a one-year cliff. See Note 8 for more information.

During the quarter ended September 30, 2025, the Company entered into an RSA agreement with Maggie Nguyen (Richard Ogawa’s, Director, wife) to assist the Company with being a special advisor to the CEO and advise the company on areas of accounting, finance, payroll and benefits. In exchange for these services, the Company issued her 41,667 restricted stock awards. As of September 30, 2025, Maggie met certain performance criteria in order for all of her restricted stock awards to fully vest. See Note 8 for more information.

SAFE note

In April 2023, the Company issued SAFE notes in the amount of $50,000 each to the Jeffrey Shealy, Steven Denbaars and Richard Ogawa (founder and director) resulting in net proceeds of $150,000. In April, May and June 2025, the Company issued SAFEs to various consultants resulting in gross proceeds of $175,000 and related parties resulting in gross proceeds of $1,520,000. The SAFEs will automatically convert into the number of shares of preferred stock equal to the purchase amount divided by the discount price, which is defined as the lowest price per share of the preferred stock sold in the equity financing multiplied by the discount rate of 80%.

If there is a liquidity event before the termination of the SAFEs, the SAFEs will be automatically entitled (subject to the liquidation priority) to receive a portion of the proceeds, due and payable to each investor immediately prior to the liquidity event equal to the greater of (1) the purchase amount which is defined as the original investment amount (“cash-out amount”) or (2) the amount payable on the number of shares of common stock equal to the Purchase Amount divided by the Liquidity price, which is defined as the price per share equal to the fair market value of the common stock at the time of a liquidity event multiplied by 80%. If there is a dissolution event, then the investors will automatically be entitled to receive proceeds equal to cash-out amounts.

The SAFE note had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE note is junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and other preferred equity, and senior to payments for other equity of the Company that is not SAFE notes or preferred equity. Upon the consummation of the Merger, the SAFE notes were converted to common stock and warrants. (Note 3).

Shareholder note

In May 2023, the Company entered in a loan agreement (“Agreement”) with founding member in the amount of $3,140. The loan is due upon demand by the lender and thus classified as a current liability in the condensed consolidated balance sheets. The loan is interest free and unsecured. The Company can prepay the loan at anytime without penalty. The balance as of September 30, 2025 and December 31, 2024 both was $3,140.

Lucius Partners Service Agreement and Unite’s Chief Executive Officer

Also effective March 10, 2022, Unite Acquisition entered into a services agreement with Lucius Partners, pursuant to which Unite Acquisition paid Lucius Partners a quarterly fee of $1,250 for advisory, accounting, and administrative support services. Unite Acquisition used the office space and equipment of its management under this agreement. This services agreement was terminated in connection with the Merger.

In connection with the Merger, the Company assumed a $7,000 payable due to Unite’s chief executive officer for services performed during his tenure as chief executive officer of Unite. This is included in accrued expenses and other liabilities on the condensed consolidated balance as of September 30, 2025. The entire balance was paid in October 2025.

Note 4. Related Party Debt and Transactions

Related party consulting arrangements

During the period from February 9, 2023 through December 31, 2024, the Company utilized consulting services provided by the son of one of the founders. The Company expensed $3,120 and $1,280 for the period from February 9, 2023 through December 31, 2023 and the year ended December 31, 2024, respectively, for consulting services performed by one of the son’s of a founder. There was a $1,280 balance in accounts payable and accrued expenses as of December 31, 2024, relating to unpaid amounts to the son of a founder. There were no similar balances in accounts payable and accrued expenses as of December 31, 2023.

On February 24, 2023, the Company entered into a consulting arrangement with Jeffrey Shealy to perform consulting services around the development of technology, financial planning, marketing strategies, intellectual property creation and operational management. To compensate Jeffrey for these services, the Company granted Jeffrey restricted stock (Note 6). In April 2025, Jeffrey and the Company entered into a full-time employment agreement (Note 8).

SAFE note

In April 2023, the Company issued SAFE notes in the amount of $50,000 each to the Jeffrey Shealy (chief executive officer), Steven Denbaars (founder) and Richard Ogawa (founder and director) resulting in net proceeds of $150,000. The SAFEs will automatically convert into the number of shares of preferred stock equal to the purchase amount divided by the discount price, which is defined as the lowest price per share of the preferred stock sold in the equity financing multiplied by the discount rate of 80%.

If there is a liquidity event before the termination of the SAFEs, the SAFEs will be automatically entitled (subject to the liquidation priority) to receive a portion of the proceeds, due and payable to each investor immediately prior to the liquidity event equal to the greater of (1) the purchase amount which is defined as the original investment amount (“cash-out amount”) or (2) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity price, which is defined as the price per share equal to the fair market value of the common stock at the time of a liquidity event multiplied by 80%. If there is a dissolution event, then the investors will be automatically be entitled to receive proceeds equal to cash-out amounts.

The SAFE note had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE note is junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and other preferred equity, and senior to payments for other equity of the Company that is not SAFE notes or preferred equity. The SAFE notes were classified as a liability based on evaluating characteristics of the instrument and are presented at fair value as a non-current liability in the Company’s balance sheets. Refer to Note 3 for further information on the fair value measurement.

Shareholder note

In May 2023, the Company entered in a loan agreement (“Agreement”) with founding member in the amount of $3,140. The loan is due upon demand by the lender and thus classified as a current liability in the balance sheets. The loan is interest free and unsecured. The Company can prepay the loan at anytime without penalty.